Financial Risk Management - Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets		$ 239,665
Financial liabilities	$ (735,729)	(274,552)	$ (730,361)	$ (784,533)
Net liability position		(34,887)
Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,215,264)	(39,105)	(1,181,049)	(1,075,996)
Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities		(235,447)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	7,500,193	219,755	6,151,457	7,730,143
Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	1,479,410	$ 19,910	$ 1,395,362	$ 997,370
Peso amounts at exchange rate of Ps. 19.7354 [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	4,516,540
Financial liabilities	(5,173,991)
Net liability position	(657,451)
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(736,948)
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(4,437,043)
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	4,141,336
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	375,204
Exchange rate would depreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	4,105,945
Financial liabilities	(4,703,628)
Net liability position	(597,683)
Exchange rate would depreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(669,953)
Exchange rate would depreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(4,033,675)
Exchange rate would depreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	3,764,850
Exchange rate would depreciate 10% [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	341,095
Exchange rate would appreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	4,968,194
Financial liabilities	(5,691,390)
Net liability position	(723,196)
Exchange rate would appreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(810,643)
Exchange rate would appreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(4,880,747)
Exchange rate would appreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	4,555,469
Exchange rate would appreciate 10% [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	$ 412,725